Other Operating Expenses - Schedule of Other Operating Expenses (Details) - Other Operating Expense [Member]		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Other Operating Expenses - Schedule of Other Operating Expenses [Line Items]
Regulatory compliance and statutory cost		RM 152,845	$ 34,190	RM 160,920	RM 326,926
Regulatory consultancy fee					149,757
License fee		149,243	33,385	140,128	134,434
Changes on fair value of warrant liabilities		151,891	33,977
Bank charges		99,323	22,218	85,355	29,578
Entertainment		572,912	128,157	933,865	369,969
Event fees		607,001	135,782	1,135,442	16,677
Foreign exchange loss, net		241,400	54,000	1,251,239	115,973
Fair value loss financial assets, FVPL		64,406	14,407
Loss on disposal of controlling interest in subsidiaries		1,786,102	399,540
Loss on disposal of property and equipment					29,267
Marketing expenses		5,192,986	1,161,638	1,566,434	363,107
Software and website usage fee		45,341	10,142	61,622	97,221
Staff welfare		3,549,785	794,064	877,423	448,358
Office expenses		1,393,873	311,801	1,554,652	326,041
Preliminary expenses written off					11,264
Property and equipment written off					12
Recruitment fees		236,624	52,931	137,192	96,470
Referral fees		456,060	102,018
Research and development expenses		1,824,240	408,071
Travelling expenses		1,724,408	385,739	1,428,044	524,295
Upkeep of office equipment		872,327	195,134	192,630	360,480
Net investment loss	[1]	379,917	84,985		634,642
Total		RM 19,500,684	$ 4,362,179	RM 9,524,946	RM 4,034,471

[1]	Net investment loss is derived from the total net loss incurred from the trading of shares on recognized stock exchanges during the financial year.